Credit Risk - Disclosure of Balances with Other Banco Santander Companies (Details) - Santander UK Group Holdings plc - GBP (£) £ in Billions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 4.1	£ 4.0
Financial liabilities	13.5	13.9
Spain
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.8	1.6
Financial liabilities	1.3	2.3
UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	3.3	2.4
Financial liabilities	12.1	11.5
Uruguay
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.1	0.1
Banks
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.8	1.6
Financial liabilities	1.3	2.3
Banks | Spain
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.8	1.6
Financial liabilities	1.2	2.2
Banks | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Banks | Uruguay
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.1	0.1
Other
Disclosure of detailed information about financial instruments [line items]
Financial assets	3.3	2.4
Financial liabilities	12.2	11.6
Other | Spain
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.1	0.1
Other | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	3.3	2.4
Financial liabilities	12.1	11.5
Other | Uruguay
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.0
Corporate
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Corporate | Spain
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Corporate | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Corporate | Uruguay
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	£ 0.0	£ 0.0